DISCONTINUED OPERATIONS - Income from Discontinued Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of taxes	$ 395	$ 612	$ 633
Liquids Pipelines
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	2,217	2,667	2,668
Income (Loss) from Equity Investments	50	67	55
Plant operating costs and other	806	814	704
Commodity purchases resold	387	437	512
Property taxes	84	116	121
Depreciation and amortization	253	332	322
Asset impairment charge and other	21	(4)	(118)
Operating and other expenses	1,551	1,695	1,541
Segmented Earnings (Losses) from Discontinued Operations	716	1,039	1,182
Interest expense	218	297	288
Interest income and other	(21)	30	(6)
Financial charges	197	327	282
Income (Loss) from Discontinued Operations before Income Taxes	519	712	900
Income tax expense (recovery)	124	100	267
Income from discontinued operations, net of taxes	$ 395	$ 612	$ 633